STOCKHOLDERS EQUITY	9 Months Ended
Sep. 30, 2014
STOCKHOLDERS EQUITY
STOCKHOLDERS EQUITY

10. STOCKHOLDERS EQUITY

Class A Common Stock

        In April 2014, the Company issued 15,263,653 shares of Class A common stock as follows:

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  7,699,851 shares in connection with the reorganization;

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  7,475,000 shares in connection with the IPO; and

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  88,802 shares in connection with the settlement of appreciation rights issued in prior years.

        As of September 30, 2014, 15,260,806 shares of Class A common stock were issued and outstanding.

Class B Common Stock

        In conjunction with Moelis & Company's IPO of its Class A common stock, the Company issued 36,158,698 shares of Class B common stock. The economic rights of Class B common stock are based on the ratio of the Class B subscription price to the initial public offering price of shares of Class A common stock (.00055 to 1), and the aggregate number of shares of Class B common stock may be converted to Class A common stock (up to a maximum of 20,000 shares). Holders of shares of Class B common stock are entitled to receive dividends of the same type as any dividends payable on outstanding shares of Class A common stock at a ratio of .00055 to 1. As of September 30, 2014, 36,149,180 shares of Class B common stock were issued and outstanding.

Noncontrolling Interests

        In connection with the Company's reorganization, Group LP issued Class A partnership units to Moelis & Company and to certain existing holders of Old Holdings. Following the reorganization, a Group LP Class A partnership unit (not held by Moelis & Company or its subsidiaries) is exchangeable into one share of Moelis & Company Class A common stock and represents the Company's noncontrolling interests. As of September 30, 2014, partners held 38,993,858 Group LP partnership units, representing a 72% noncontrolling interest in Moelis & Company.

        Moelis & Company will operate and control all of the business and affairs of Group LP and its operating entity subsidiaries indirectly through its equity interest in Group GP, and thus the 15,260,806 shares of Class A common stock outstanding at September 30, 2014 represents the controlling interest.

Dividend

        On October 28, 2014, the Board of Directors of Moelis & Company declared a special dividend of $1.00 per share and a regular quarterly dividend of $0.20 per share. The aggregate $1.20 per share dividend will be paid on November 24, 2014 to common stockholders of record on November 10, 2014. During the nine months ended September 30, 2014 the Company declared and paid dividends of $0.20 per share.